AST BOND PORTFOLIO 2026
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 80.8%
Asset-Backed Securities — 26.0%
Automobiles — 3.3%
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	900	$909,158
GLS Auto Receivables Issuer Trust,
Series 2021-04A, Class A, 144A
0.840%	07/15/25	85	83,783
			992,941
Collateralized Loan Obligations — 18.4%
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.219%(c)	04/23/31	1,000	989,739
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.061%(c)	01/17/28	132	132,087
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.211%(c)	04/17/31	748	738,380
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.369%(c)	01/22/31	250	248,376
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.347%(c)	04/26/31	1,500	1,489,749
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.341%(c)	07/16/31	250	248,280
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
1.501%(c)	01/15/32	500	495,980
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)
1.231%(c)	04/18/31	744	736,873
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.391%(c)	01/17/31	500	498,081
			5,577,545
Credit Cards — 4.3%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	600	601,619
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards (cont’d.)
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	700	$701,224
			1,302,843

Total Asset-Backed Securities (cost $7,904,268)			7,873,329
Commercial Mortgage-Backed Securities — 15.4%
Commercial Mortgage Trust,
Series 2015-CR22, Class A3
3.207%	03/10/48	46	45,803
Series 2015-LC21, Class A3
3.445%	07/10/48	594	589,734
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.308%(cc)	07/25/26	23,376	1,031,246
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	600	600,986
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	16	16,476
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	778	770,348
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	46	45,788
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	376	375,037
Series 2015-LC20, Class A3
3.086%	04/15/50	100	98,896
Series 2017-C41, Class A2
2.590%	11/15/50	1,100	1,098,549

Total Commercial Mortgage-Backed Securities (cost $4,691,202)			4,672,863
Corporate Bonds — 22.5%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.167%	02/04/23	150	148,284
Agriculture — 0.8%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	250	256,145
Banks — 4.8%
Bank of America Corp.,
Sub. Notes, MTN
4.450%	03/03/26	280	289,692
A1

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.400%	05/01/26	150	$151,280
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25	170	172,667
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	105	99,385
Sub. Notes
4.250%	10/01/27	250	258,289
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25(a)	330	333,074
Morgan Stanley,
Sub. Notes, GMTN
4.350%	09/08/26	160	165,052
			1,469,439
Diversified Financial Services — 2.0%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	125	124,723
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	253,098
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27	85	81,703
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26	150	138,555
			598,079
Electric — 3.8%
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series Z
2.400%	09/01/26	240	233,436
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	60	58,871
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	230	230,033
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	150	146,242
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	160,567
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	335	331,329
			1,160,478
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media — 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	455	$456,733
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25(a)	360	359,999
			816,732
Pharmaceuticals — 4.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	700	714,426
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	13	13,220
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	160	162,178
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	375	375,576
			1,265,400
Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	50	49,337
Telecommunications — 3.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	190	200,669
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.162%	04/03/26	205	189,241
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.750%	04/15/27	410	412,966
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.355%	03/15/32	283	255,864
			1,058,740

Total Corporate Bonds (cost $6,880,784)			6,822,634
Sovereign Bonds — 3.7%
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	200	199,086
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	220	220,809
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22(a)	500	500,813

A2

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	200	$196,738

Total Sovereign Bonds (cost $1,119,229)			1,117,446
U.S. Government Agency Obligations — 6.4%
Federal Home Loan Bank
0.375%	09/04/25	500	464,196
Federal Home Loan Mortgage Corp.
0.375%	04/20/23	500	492,201
Federal National Mortgage Assoc.
2.125%	04/24/26	1,000	985,681

Total U.S. Government Agency Obligations (cost $1,998,246)			1,942,078
U.S. Treasury Obligations — 6.8%
U.S. Treasury Bonds
3.625%	02/15/44(k)	600	697,500
U.S. Treasury Notes
0.125%	01/31/23	500	494,082
0.250%	09/30/23	15	14,585
0.750%	03/31/26	105	97,912
1.125%	10/31/26	533	501,071
1.250%	11/30/26	130	122,982
1.875%	02/28/27	120	116,803
U.S. Treasury Strips Coupon
2.365%(s)	05/15/44	30	16,322

Total U.S. Treasury Obligations (cost $2,246,762)			2,061,257

Total Long-Term Investments (cost $24,840,491)			24,489,607

	Shares
Short-Term Investments — 22.5%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	265,852	2,427,230
PGIM Core Ultra Short Bond Fund(wc)	3,289,240	3,289,240
PGIM Institutional Money Market Fund (cost $1,112,332; includes $1,112,172 of cash collateral for securities on loan)(b)(wc)	1,113,332	1,112,330

Total Short-Term Investments (cost $6,836,752)		6,828,800

TOTAL INVESTMENTS—103.3% (cost $31,677,243)		31,318,407

Liabilities in excess of other assets(z) — (3.3)%		(996,526)

Net Assets — 100.0%		$30,321,881

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPs	Separate Trading of Registered Interest and Principal of Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,090,362; cash collateral of $1,112,172 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A3

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
194	5 Year U.S. Treasury Notes	Jun. 2022	$22,249,375	$(536,083)
1	10 Year U.S. Treasury Notes	Jun. 2022	122,875	(3,419)
14	10 Year U.S. Ultra Treasury Notes	Jun. 2022	1,896,563	(60,284)
				(599,786)
Short Positions:
31	2 Year U.S. Treasury Notes	Jun. 2022	6,569,578	81,729
6	20 Year U.S. Treasury Bonds	Jun. 2022	900,375	27,132
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	177,125	6,866
				115,727
				$(484,059)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4